PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Sep. 30, 2014
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT
At September 30, 2014 and 2013, property and equipment consisted of:

	Estimated
	Useful Life	2014	2013

Furniture and fixtures	5 years	$2,925	$2,925

Lab equipment	5 years	1,000	3,066

		3,925	5,991

Less - accumulated depreciation		3,925	5,669
		$-	$322